Business segment information - Distribution of Income from Operations, Including Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Segment Reporting Information [Line Items]
Income from operations, including restructuring	$ 116,014	$ 106,291
Ireland
Segment Reporting Information [Line Items]
Income from operations, including restructuring	88,912	73,935
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations, including restructuring	7,610	10,696
U.S.
Segment Reporting Information [Line Items]
Income from operations, including restructuring	13,237	13,891
Rest of World
Segment Reporting Information [Line Items]
Income from operations, including restructuring	$ 6,255	$ 7,769